Estimated Fair Values of Assets Acquired at Acquisition Date (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2012
Business Acquisition [Line Items]
Computer equipment	$ 280
Total identifiable assets acquired	3,680
Perpetual license
Business Acquisition [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	3,250
Customer relationships
Business Acquisition [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	$ 150